John Hancock Trust
Supplement dated May 19, 2010
to the Prospectus dated May 3, 2010
     The information under “Average Annual Total Returns for the period ended 12/31/09” in the Past Performance section of each fund noted below is replaced in its entirety by the following:
Core Strategy Trust

Average Annual Total Returns for period ended 12/31/2009

	One	Since	Date of
	Year	Inception	Inception

Series II	21.65%	1.11%	2/10/2006
S&P 500 Index	26.46%	-1.12%	2/10/2006
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.84%	2/10/2006
Combined Index	20.44%	1.06%	2/10/2006